Loans Receivable - Breakdown of Delinquent Loans (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans net of loans in process	$ 12,111,047	$ 11,658,172
Current	12,075,677	11,608,959
Total delinquent	$ 35,370	$ 49,213
Ratio of total past due loans to total loans	0.29%	0.42%
Delinquency %, current	99.71%	99.58%
Delinquency %, past due	0.29%	0.42%
Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans net of loans in process	$ 5,835,186	$ 5,798,353
Current	5,809,239	5,768,253
Total delinquent	$ 25,947	$ 30,100
Ratio of total past due loans to total loans	0.44%	0.52%
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans net of loans in process	$ 1,164,889	$ 1,062,855
Current	1,164,889	1,060,428
Total delinquent	$ 0	$ 2,427
Ratio of total past due loans to total loans	0.00%	0.23%
Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans net of loans in process	$ 255,505	$ 289,192
Current	255,505	289,192
Total delinquent	$ 0	$ 0
Ratio of total past due loans to total loans	0.00%	0.00%
Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans net of loans in process	$ 161,194	$ 123,560
Current	161,194	122,620
Total delinquent	$ 0	$ 940
Ratio of total past due loans to total loans	0.00%	0.76%
Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans net of loans in process	$ 99,694	$ 101,908
Current	98,916	101,294
Total delinquent	$ 778	$ 614
Ratio of total past due loans to total loans	0.78%	0.60%
Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans net of loans in process	$ 1,422,652	$ 1,385,103
Current	1,422,652	1,385,103
Total delinquent	$ 0	$ 0
Ratio of total past due loans to total loans	0.00%	0.00%
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans net of loans in process	$ 1,631,171	$ 1,452,169
Current	1,625,509	1,448,946
Total delinquent	$ 5,662	$ 3,223
Ratio of total past due loans to total loans	0.35%	0.22%
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans net of loans in process	$ 1,268,695	$ 1,140,874
Current	1,267,828	1,130,836
Total delinquent	$ 867	$ 10,038
Ratio of total past due loans to total loans	0.07%	0.88%
HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans net of loans in process	$ 142,178	$ 130,852
Current	140,718	129,510
Total delinquent	$ 1,460	$ 1,342
Ratio of total past due loans to total loans	1.03%	1.03%
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans net of loans in process	$ 129,883	$ 173,306
Current	129,227	172,777
Total delinquent	$ 656	$ 529
Ratio of total past due loans to total loans	0.51%	0.31%
30 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	$ 6,273	$ 9,182
Delinquency %, past due	0.05%	0.08%
30 Days Delinquent | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	$ 3,672	$ 7,983
30 Days Delinquent | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	0	0
30 Days Delinquent | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	0	0
30 Days Delinquent | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	0	0
30 Days Delinquent | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	112	144
30 Days Delinquent | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	0	0
30 Days Delinquent | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	1,614	316
30 Days Delinquent | Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	0	0
30 Days Delinquent | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	580	567
30 Days Delinquent | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	295	172
60 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	$ 4,415	$ 6,513
Delinquency %, past due	0.04%	0.06%
60 Days Delinquent | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	$ 3,211	$ 3,562
60 Days Delinquent | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	0	0
60 Days Delinquent | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	0	0
60 Days Delinquent | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	0	270
60 Days Delinquent | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	619	117
60 Days Delinquent | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	0	0
60 Days Delinquent | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	285	1,767
60 Days Delinquent | Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	0	0
60 Days Delinquent | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	183	469
60 Days Delinquent | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	117	328
90 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	$ 24,682	$ 33,518
Delinquency %, past due	0.20%	0.29%
90 Days Delinquent | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	$ 19,064	$ 18,555
90 Days Delinquent | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	0	2,427
90 Days Delinquent | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	0	0
90 Days Delinquent | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	0	670
90 Days Delinquent | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	47	353
90 Days Delinquent | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	0	0
90 Days Delinquent | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	3,763	1,140
90 Days Delinquent | Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	867	10,038
90 Days Delinquent | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	697	306
90 Days Delinquent | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total delinquent	$ 244	$ 29